Investments - Largest Write-downs on Marketable Securities by Sector (Details) - Fixed maturities - USD ($) $ in Millions	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2016	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Investment [Line Items]
Net impairment losses recognized in earnings		$ 10.7	$ 6.4
Concentration risk percentage		100.00%	100.00%
Sector Risk | U.S. Federal Government
Investment [Line Items]
Net impairment losses recognized in earnings		$ 3.7	$ 3.1
Concentration risk percentage		34.60%	48.40%
Sector Risk | Telecommunication services
Investment [Line Items]
Net impairment losses recognized in earnings		$ 0.0	$ 2.6
Concentration risk percentage		0.00%	40.60%
Sector Risk | Health care
Investment [Line Items]
Net impairment losses recognized in earnings		$ 1.6	$ 0.5
Concentration risk percentage		15.00%	7.80%
Sector Risk | Financials
Investment [Line Items]
Net impairment losses recognized in earnings		$ 4.2	$ 0.1
Concentration risk percentage		39.30%	1.60%
Sector Risk | Energy
Investment [Line Items]
Net impairment losses recognized in earnings		$ 0.4	$ 0.0
Concentration risk percentage		3.70%	0.00%
Sector Risk | Other
Investment [Line Items]
Net impairment losses recognized in earnings		$ 0.8	$ 0.1
Concentration risk percentage		7.40%	1.60%
Predecessor Company
Investment [Line Items]
Net impairment losses recognized in earnings	$ 3.8			$ 38.6
Concentration risk percentage	100.00%			100.00%
Predecessor Company | Sector Risk | U.S. Federal Government
Investment [Line Items]
Net impairment losses recognized in earnings	$ 0.0			$ 1.6
Concentration risk percentage	0.00%			4.10%
Predecessor Company | Sector Risk | Telecommunication services
Investment [Line Items]
Net impairment losses recognized in earnings	$ 0.0			$ 0.0
Concentration risk percentage	0.00%			0.00%
Predecessor Company | Sector Risk | Health care
Investment [Line Items]
Net impairment losses recognized in earnings	$ 0.0			$ 0.0
Concentration risk percentage	0.00%			0.00%
Predecessor Company | Sector Risk | Financials
Investment [Line Items]
Net impairment losses recognized in earnings	$ 0.0			$ 1.8
Concentration risk percentage	0.00%			4.70%
Predecessor Company | Sector Risk | Energy
Investment [Line Items]
Net impairment losses recognized in earnings	$ 3.8			$ 30.5
Concentration risk percentage	100.00%			79.00%
Predecessor Company | Sector Risk | Other
Investment [Line Items]
Net impairment losses recognized in earnings	$ 0.0			$ 4.7
Concentration risk percentage	0.00%			12.20%